ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
ASSETS HELD FOR SALE
4.	ASSETS HELD FOR SALE

On February 18, 2014, the Group completed the sale of its properties in Macau pursuant to a promissory agreement dated November 20, 2013 signed with a third party. Total consideration amounted to HK$240,000,000 (equivalent to $30,848) which include a cash deposit of HK$10,000,000 (equivalent to $1,285) received by the Group on the date of signing the promissory agreement. During the year ended December 31, 2014, the Group recognized a gain on disposal of assets held for sale of $22,072. As of December 31, 2013, the total net carrying value of the properties held for sale amounted to $8,468.